BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
BORROWINGS
Remainder of 2026	$ 4,698,351
2027	1,027,764
Total borrowings	$ 5,726,115	$ 6,117,687